Income Taxes	12 Months Ended
Mar. 31, 2026
Major components of tax expense (income) [Abstract]
Income Taxes [Text Block]

23. Income Taxes

Income tax expense is recognized based on the combined British Columbia and Federal income tax rate for the full financial year applied to the pre-tax income of the reporting period. The Company's effective tax rate for the years ended March 31, 2026, 2025 and 2024 was 27.0%.

The difference between tax expenses for the years and the expected income taxes based on the statutory rate are as follows:

	For the year ended
	March 31, 2026	March 31, 2025	March 31, 2024
Combined statutory tax rate	27.00%	27.00%	27.00%
Expected income tax expense (recovery)	$(1,994,350)	$(5,003,092)	$(4,952,555)
Items not deductible for tax purposes	49,149	324,482	413,506
Difference in tax rate in other jurisdictions	5,177	(155,572)	(129,075)
Unrecognized deductible temporary differences and loss carryforwards	1,534,024	4,834,182	4,668,124
Deferred income tax expense (recovery)	$(406,000)	$-	$-

The nature and effect of the temporary differences giving rise to the unrecognized deferred income tax assets as of March 31, 2026 and March 31, 2025 are summarized below:

Unrecognized deferred	As at
income tax assets	March 31, 2026	March 31, 2025
Non-capital loss carry-forwards	$19,554,411	$17,573,889
Capital assets	292,163	390,739
Right of use assets	(1,278,500)	(1,677,298)
Lease liabilities	1,553,523	1,868,405
Warranty provision	692,793	705,376
Deferred revenue	13,837	1,097,524
Share issue costs	226,843	205,154
Other carryforward balances	1,471,309	1,154,718
Unrecognized deferred income tax asset	(22,526,379)	(21,318,507)
Deferred income tax asset	$-	$-

As at March 31, 2026 and March 31, 2025 the Company has approximately $31,125,000 and $22,505,000 respectively, of non-capital losses carry forwards available to reduce Canadian taxable income for future years. As at March 31, 2026 and March 31, 2025 the Company has approximately $44,265,000 and $44,965,000 respectively, of net operating losses carry forwards available to reduce future taxable income in the United States. The losses in Canada and United States expire between 2031 and 2046 if unused. The potential benefits of these carry-forward non-capital losses have not been recognized in these consolidated financial statements as it is not considered probable that sufficient future taxable profit will allow the deferred tax asset to be recovered.

During the year, the Company recognized $406,000 of tax recovery for the equity component of the convertible debenture, using a tax rate of 27%.